Tax expense	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Tax expense

The following table summarizes Tax expense:

	Years ended December 31,
	2019	2018	2017
	(€ million)
Current tax expense	€435	€592	€832
Deferred tax expense	872	520	1,776
Tax expense/(benefit) relating to prior periods	14	(334)	(20)
Total Tax expense	€1,321	€778	€2,588

The applicable tax rate used to determine theoretical income taxes was the statutory rate in the United Kingdom (“UK”), the tax jurisdiction in which FCA NV is resident. The reconciliation between the theoretical income taxes calculated on the basis of the theoretical tax rate of 19.0 percent in 2019 (19.0 percent in 2018 and 19.25 percent in 2017) and income taxes recognized was as follows:

	Years ended December 31,
	2019	2018	2017
	(€ million)
Theoretical income taxes	€766	€781	€1,126
Tax effect on:
Recognition and utilization of previously unrecognized deferred tax assets	(159)	—	(161)
Permanent differences	(411)	(416)	(397)
Tax credits	(112)	(135)	(23)
Deferred tax assets not recognized and write-downs	976	633	1,053
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	171	207	970
Taxes relating to prior years	14	(334)	(20)
Tax rate changes	9	—	(22)
Withholding tax	41	41	78
Other differences	20	(15)	(8)
Total Tax expense, excluding IRAP(1)	1,315	762	2,596
Effective tax rate	32.7%	18.5%	44.2%
IRAP (current and deferred)	6	16	(8)
Total Tax expense	€1,321	€778	€2,588

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(1) Local income tax due in Italy
As the IRAP taxable basis differs from Profit before taxes, it is excluded from the effective tax rates above.
The increase in the effective tax rate to 33 percent in 2019 from 19 percent in 2018 was primarily related to (i) non-recurring benefit recognized for U.S. prior years’ tax positions finalized in 2018; and (ii) no corresponding tax benefit for primarily all of the impairment charges of €1,376 million recognized in relation to the rationalization of product portfolio plans (refer to Cost of Revenues above) due to partial recognition of deferred tax assets in Italy.
The Group recognizes the amount of Deferred tax assets less the Deferred tax liabilities of the individual companies within Deferred tax assets, where these may be offset. Amounts recognized were as follows:

	At December 31,
	2019	2018
	(€ million)
Deferred tax assets	€1,689	€1,814
Deferred tax liabilities	(1,628)	(937)
Total Net deferred tax assets	€61	€877

The decrease in Net deferred tax assets at December 31, 2019 from December 31, 2018 was mainly due to a net decrease of €831 million consisting of an increase in deferred tax liabilities in North America related to provisions, acceleration of tax depreciation and amortization on capital expenditures, partially offset by utilization of U.S. tax credit carryforwards, and decrease of €179 million of the recognized deferred tax asset in Italy partially offset by the recognition of previously unrecognized deferred tax assets in the UK of €151 million.
The significant components of Deferred tax assets and liabilities and their changes during the years ended December 31, 2019 and 2018 were as follows:

	At January 1, 2019(1)	Recognized in Consolidated Income Statement	Recognized in Equity	Transferred to Assets/(Liabilities) Held for Sale	Translation differences and other changes	At December 31, 2019
	(€ million)
Deferred tax assets arising on:
Provisions	€4,127	€(470)	€—	€10	€6	€3,673
Provision for employee benefits	1,487	(41)	1	1	22	1,470
Lease liabilities(1)	260	106	—	(1)	4	369
Intangible assets	166	(15)	—	—	—	151
Impairment of financial assets	155	(1)	—	—	12	166
Inventories	246	(56)	—	—	(2)	188
Allowances for doubtful accounts	96	13	—	—	(4)	105
Other	685	(22)	(4)	1	42	702
Total Deferred tax assets	€7,222	€(486)	€(3)	€11	€80	€6,824
Deferred tax liabilities arising on:
Accelerated depreciation	€(2,296)	€(33)	€—	€(1)	€—	€(2,330)
Capitalized development assets	(2,440)	(129)	—	—	(32)	(2,601)
Other Intangible assets and Intangible assets with indefinite useful lives	(912)	36	—	—	(72)	(948)
Right-of-use assets(1)	(260)	(101)	—	—	(4)	(365)
Provision for employee benefits	(91)	(9)	22	—	1	(77)
Other	(424)	156	38	—	(17)	(247)
Total Deferred tax liabilities	€(6,423)	€(80)	€60	€(1)	€(124)	€(6,568)
Deferred tax asset arising on tax loss carry-forwards	€4,963	€106	€—	€12	€(220)	€4,861
Unrecognized deferred tax assets	(4,885)	(407)	—	(20)	256	(5,056)
Total Net deferred tax assets	€877	€(867)	€57	€2	€(8)	€61
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(1) Net deferred tax assets at January 1, 2019 has been adjusted for the deferred tax impact arising from Right-of-use assets and Lease liabilities following the adoption of IFRS 16. Refer to Note 2., Basis of preparation for additional information on the adoption of IFRS 16.

	At January 1, 2018	Recognized in Consolidated Income Statement	Recognized in Equity	Transferred to Assets/(Liabilities) Held for Sale	Translation differences and other changes	At December 31, 2018
	(€ million)
Deferred tax assets arising on:
Provisions	€3,848	€240	€—	€(55)	€94	€4,127
Provision for employee benefits	1,828	(280)	(77)	(31)	47	1,487
Intangible assets	192	(24)	—	(2)	—	166
Impairment of financial assets	169	(1)	—	(13)	—	155
Inventories	252	22	—	(24)	(4)	246
Allowances for doubtful accounts	122	(6)	—	(7)	(13)	96
Other	387	48	4	(77)	323	685
Total Deferred tax assets	€6,798	€(1)	€(73)	€(209)	€447	€6,962
Deferred tax liabilities arising on:
Accelerated depreciation	€(1,891)	€(386)	€—	€29	€(48)	€(2,296)
Capitalized development expenditures	(2,116)	(103)	—	81	(302)	(2,440)
Other Intangible assets and Intangible assets with indefinite useful lives	(849)	(20)	—	2	(45)	(912)
Provision for employee benefits	(50)	(2)	(1)	3	(41)	(91)
Other	(314)	(103)	5	86	(98)	(424)
Total Deferred tax liabilities	€(5,220)	€(614)	€4	€201	€(534)	€(6,163)
Deferred tax asset arising on tax loss carry-forwards	€4,718	€708	€—	€(328)	€(135)	€4,963
Unrecognized deferred tax assets	(4,680)	(662)	(12)	308	161	(4,885)
Total Net deferred tax assets	€1,616	€(569)	€(81)	€(28)	€(61)	€877

The Italian tax authorities commenced an audit of Fiat S.p.A in 2017 and on October 22, 2019, issued to the Company a final audit report related to the 2014 Merger. On December 23, 2019, this matter was settled with the Italian tax authorities. Under the terms of the settlement, the value of FCA North America, consisting primarily of the underlying value of Chrysler Group LLC at the time of the 2014 Merger, is increased by €2.5 billion which results in an additional taxable gain of €2.5 billion in 2014 for Italian tax purposes. The €2.5 billion Italian taxable gain is offset by €400 million (tax-effected €96 million) of previously forfeited Italian tax loss carryforwards that could only be used to offset income arising from the 2014 Merger and of available, unrecognized Italian tax loss carryforwards of €2.1 billion (tax-effected €504 million). As a result, there is no cash tax or tax expense impact to FCA as a result of the settlement and the unrecognized Italian tax loss carryforwards are reduced by €2.1 billion (tax-effected €504 million). Refer below for additional information regarding the recognized and unrecognized Italian net deferred tax assets.
As of December 31, 2019, the Group had total Deferred tax assets on deductible temporary differences of €6,824 million (€6,962 million at December 31, 2018), of which €1,113 million was not recognized (€898 million at December 31, 2018). As of December 31, 2019, the Group also had Deferred tax assets on tax loss carry-forwards of €4,861 million (€4,963 million at December 31, 2018), of which €3,943 million was not recognized (€3,987 million at December 31, 2018).
As of December 31, 2019, the Group had net recognized and unrecognized deferred tax assets of €3,263 million (€3,370 million at December 31, 2018) in Italy primarily attributable to Italian tax loss carry-forwards that can be carried forward indefinitely. A deferred tax asset is recognized for Italian tax loss carry-forwards to the extent the realization of the related tax benefit is supported through achievement of the Group’s business plan. The Group continues to recognize Italian Net deferred tax assets of €705 million (€884 million at December 31, 2018) as the Group considers it probable that we will have sufficient taxable income in the future that will allow realization of these net deferred tax assets. The utilization of Italian tax loss carry-forwards for which currently no deferred tax asset is recognized is subject to future sustained profitability, as well as, the achievement of taxable income in periods which are beyond the Group’s business plan and therefore this utilization is uncertain. As a result, €2,558 million of Net deferred tax assets in Italy were not recognized as of December 31, 2019 (€2,486 million at December 31, 2018).
As of December 31, 2019, the Group had net recognized and unrecognized deferred tax assets of €1,888 million (€1,532 million at December 31, 2018) in Brazil primarily attributable to Brazilian tax loss carry-forwards that can be carried forward indefinitely. A deferred tax asset is recognized for Brazilian tax loss carry-forwards to the extent the realization of the related tax benefit is supported through achievement of the Group’s business plan. The Group continues to recognize Brazilian Net deferred tax assets of €131 million (€133 million at December 31, 2018) as the Group considers it probable that we will have sufficient taxable income in the future that will allow realization of these net deferred tax assets. The utilization of Brazilian tax loss carry-forwards for which currently no deferred tax asset is recognized is subject to future sustained profitability, as well as, the achievement of taxable income in periods which are beyond the Group’s business plan and therefore this utilization is uncertain. As a result, €1,757 million of Net deferred tax assets in Brazil, which include Brazil tax losses, were not recognized as of December 31, 2019 (€1,399 million at December 31, 2018).
As of December 31, 2019, the Group had net recognized and unrecognized deferred tax assets of €151 million (€162 million at December 31, 2018) in the UK primarily attributable to UK tax loss carry-forwards that can be carried forward indefinitely. A deferred tax asset is recognized for the UK tax loss carried forwards to the extent the realization of the related tax benefit is supported through generation of taxable income. The Group recognizes UK Net deferred tax assets of €151 million (nil at December 31, 2018) as the Group considers it probable that we will have sufficient taxable income in the future that will allow realization of these net deferred tax assets.
The realization of these deferred tax assets is sensitive to the assumptions and judgments used in the determination of the taxable income in the future, as well as, our ability to affect tax planning strategies, as necessary. In Brazil, the continued realization of our recognized deferred tax assets is dependent on our ability to generate taxable income in the future, particularly in the periods after certain tax benefits and the government incentives expire. The deferred tax assets in the UK may be impacted by future reorganizations or changes in tax residency. Certain jurisdictions within EMEA in which the Group operates may begin to generate profits or taxable income in the future. While we have not yet recognized all deferred tax assets in these jurisdictions, it is possible our assessment of realizability could change, resulting in the recognition of additional deferred tax assets in our Balance Sheet and the related income tax benefit in our Income Statement. Refer to Note 2, Basis of Preparation - Use of estimates - Recoverability of deferred tax assets for additional detail.
Deferred tax liabilities on the undistributed earnings of subsidiaries have not been recognized, except in cases where it is probable the distribution will occur in the foreseeable future.
Total gross deductible and taxable temporary differences and accumulated tax losses at December 31, 2019, together with the amounts for which deferred tax assets have not been recognized, analyzed by year of expiration, were as follows:

		Year of expiration
	At December 31, 2019	2020	2021	2022	2023	Beyond 2023	Unlimited/ Indeterminable
	(€ million)
Temporary differences and tax losses relating to corporate taxation:
Deductible temporary differences	€27,294	€3,701	€3,019	€2,834	€3,068	€14,340	€332
Taxable temporary differences	(26,931)	(2,623)	(2,664)	(2,689)	(2,746)	(13,054)	(3,155)
Tax losses	18,135	71	83	90	185	1,500	16,206
Amounts for which deferred tax assets were not recognized	(18,089)	(560)	(107)	(31)	(597)	(2,885)	(13,909)
Temporary differences and tax losses relating to corporate taxation	€409	€589	€331	€204	€(90)	€(99)	€(526)
Temporary differences and tax losses relating to local taxation (i.e. IRAP in Italy):
Deductible temporary differences	€9,674	€1,145	€648	€574	€1,083	€6,171	€53
Taxable temporary differences	(7,896)	(724)	(706)	(706)	(762)	(4,895)	(103)
Tax losses	4,985	1	—	1	—	5	4,978
Amounts for which deferred tax assets were not recognized	(6,290)	(410)	(69)	(10)	(503)	(638)	(4,660)
Temporary differences and tax losses relating to local taxation	€473	€12	€(127)	€(141)	€(182)	€643	€268